CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 713	$ 3,896	$ 802
Accounts receivables, net of allowance for doubtful accounts	2,733	2,020
Accounts and unbilled receivables, net of unbilled receivables		6,041	8,578
Unbilled receivables	112	4,021	681
Inventories	6,168	4,181	8,630
Prepaid expenses and other current assets	1,283	1,524	3,923
Deferred tax assets, net			225
Total current assets	11,009	15,642	22,158
Inventories, long-term	6,936	7,961	1,050
Property, plant and equipment, net	105,295	108,928	85,815
Deferred financing costs, net	367	486	573
Other assets	33	33	33
Total assets	123,640	133,050	109,629
Current liabilities:
Accounts payable	532	1,170	2,047
Accrued and other expenses	3,468	3,778	6,350
Deferred revenue	5,204	7,133	0
Income taxes payable	3,568
Current portion of equipment financing obligations	707	409	389
Current portion of notes payable	392	1,369	104
Redeemable Series A preferred stock, current	39,700	34,708
Total current liabilities	53,571	48,567	8,890
Revolving credit facility, net	55,770	63,254	59,126
Equipment financing obligations, net of current portion	649	1,246	1,655
Notes payable, net of current portion	288	569	61
Deferred tax liabilities, long-term, net	9,822	14,505	11,030
Asset retirement obligation	1,234	1,180	1,765
Redeemable Series A preferred stock, non-current			29,059
Total liabilities	121,334	129,321	111,586
Commitments and contingencies
Stockholders' deficit
Common stock, value	22	22	22
Treasury stock, at cost	(180)	(123)	(2)
Additional paid-in capital	4,842	4,146	3,329
Accumulated deficit	(2,378)	(316)	(5,306)
Total stockholders' equity (deficit)	2,306	3,729	(1,957)
Total liabilities and stockholders' equity	$ 123,640	$ 133,050	$ 109,629